FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of assets measured at fair value on a recurring basis
As of December 31, 2018 and 2019,
available-for-sale
investments recorded in short-term and long-term investments are measured and recorded at fair value initially and on a recurring basis in periods subsequent to their initial recognition and are as follows:

	Fair value measurement as of December 31, 2019
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments - Wealth management products	—	1,328,342	—	1,328,342
Long-term investments:
Available-for-sale debt investments - Wealth management products	—	1,181,693	—	1,181,693

Total	—	2,510,035	—	2,510,035

	Fair value measurement as of December 31, 2018
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments - Wealth management products	82,991	—	—	82,991

Total	82,991	—	—	82,991

Summary of available-for-sale investments
A summary of
available-for-sale
investments during the years ended December 31, 2018 and 2019 is presented as below:

	As of December 31, 2019
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments - Wealth management products	1,321,090	7,252	—	—	1,328,342
Long-term investments:
Available-for-sale debt investments - Wealth m anagement products	1,181,270	423	—	—	1,181,693
Total	2,502,360	7,675	—	—	2,510,035

	As of December 31, 2018
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments - Wealth management products	82,760	231	—	—	82,991
Total	82,760	231	—	—	82,991